Segment Information - Summary of Geographic Information by Revenue from External Customers and Non-Current Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of geographical areas [Line Items]
Revenue	£ 22,905	£ 23,428	£ 23,723
Non-current assets	38,526	32,961	31,802
Contract assets	279	249
Before Specific Items
Disclosure of geographical areas [Line Items]
Revenue	22,824	23,459	23,746
UK
Disclosure of geographical areas [Line Items]
Non-current assets	35,597	30,295	28,835
UK | Before Specific Items
Disclosure of geographical areas [Line Items]
Revenue	19,401	19,683	19,687
Europe, Middle East and Africa, excluding the UK
Disclosure of geographical areas [Line Items]
Non-current assets	2,347	2,218	2,527
Europe, Middle East and Africa, excluding the UK | Before Specific Items
Disclosure of geographical areas [Line Items]
Revenue	1,904	2,280	2,489
Americas
Disclosure of geographical areas [Line Items]
Non-current assets	384	338	331
Americas | Before Specific Items
Disclosure of geographical areas [Line Items]
Revenue	924	936	996
Asia Pacific
Disclosure of geographical areas [Line Items]
Non-current assets	198	110	109
Asia Pacific | Before Specific Items
Disclosure of geographical areas [Line Items]
Revenue	£ 595	£ 560	£ 574